Provisions	3 Months Ended
Mar. 31, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2021	12.9	6.6	32.3	51.8
Additional provision in the period	0.4	—	0.6	1.0
Release of provision	—	—	(0.6)	(0.6)
Utilization of provision	(6.0)	—	(4.3)	(10.3)
Foreign exchange	—	—	0.6	0.6
Balance as of March 31, 2021	7.3	6.6	28.6	42.5

Analysis of total provisions:			March 31, 2021	December 31, 2020
Current			36.4	45.7
Non-current			6.1	6.1
Total			42.5	51.8
Updates since December 31, 2020
Restructuring
The €7.3 million (December 31, 2020: €12.9 million) provision relates to committed plans for certain restructuring activities of an exceptional nature which are due to be completed within the next 15 months. €6.0 million has been utilized in the three months ended March 31, 2021, which relates to reorganizational activities across the Company.
Other
Other provisions include €3.1 million (December 31, 2020: €6.6 million) related to employer taxes on the LTIP which become payable on the issuance of shares (see Note 15). €4.2 million has been utilized in the three months ended March 31, 2021.